CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/LOSS - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Expenses
Accounting and legal fees	$ 164,926	$ 190,180	$ 220,689
Depreciation	2,508	2,822	3,518
Investor relations and shareholder information	57,872	75,297	48,249
Office facilities and administrative services	18,201	18,462	18,608
Office expenses	35,929	58,078	52,706
Property investigation expenses	21,519	71,179	69,506
Share-based payments	67,490	0	164,206
Transfer agent, listing and filing fees	28,784	18,746	18,947
Travel	16,106	31,135	15,436
Wages, benefits and consulting fees	168,163	220,478	281,944
Operating Expenses	(581,498)	(686,377)	(893,809)
Interest income and other income	2,683	1,048	3,197
Foreign exchange (loss)	(3,269)	(14,335)	(35,037)
Gain on disposal of equipment	19,181	0	2,480
Write down of exploration and evaluation assets	(263,937)	(583,776)	(530,147)
Net Income (Loss) Attributable to Parent	(826,840)	(1,283,440)	(1,453,316)
Other comprehensive income (loss)
Exchange difference arising on the translation of foreign subsidiary	24,545	(31,206)	(90,656)
Total comprehensive loss for the year	$ (802,295)	$ (1,314,646)	$ (1,543,972)
Basic and diluted loss per common share	$ (0.02)	$ (0.04)	$ (0.07)
Weighted average number of common shares outstanding - basic and diluted	39,875,312	31,365,657	20,381,264